UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 112.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 110.8% (98.8% of Total Investments)

	Alabama – 1.3% (1.1% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 884,790
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	10/15 at 100.00	B3	1,004,060
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,810	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 101.00	N/R (5)	1,944,393
	(Pre-refunded 2/01/17)
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/15 at 100.00	AA–	2,000,600
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	10/15 at 100.00	AA–	1,000,000
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/15 at 100.00	A–	1,007,500
	Series 2004A, 5.000%, 1/01/24
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%,	10/23 at 105.00	AA	695,230
	10/01/38 – AGM Insured
8,810	Total Alabama			8,536,573
	Arizona – 4.4% (3.9% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,705,051
	Option Bond Trust 3256, 17.576%, 1/01/29 (IF) (6)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,210,947
	Option Bond Trust 4695, 19.464%, 1/01/32 (IF) (6)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,040,550
	Bonds, Series 2007, 6.200%, 7/15/32
257	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	10/15 at 100.00	N/R	257,707
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,821,640
	Project, Tender Option Bond Trust 1086, 17.092%, 6/01/42 – AGM Insured (IF) (6)
25	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice	No Opt. Call	N/R	25,456
	Education and Development, Series 2006, 6.000%, 6/01/16
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	1,039,430
	Heights Charter School, Series 2014, 7.250%, 5/01/44
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	2,027,700
	Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44
480	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R (5)	595,094
	Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)
2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American	7/17 at 100.00	BB	2,105,730
	Charter School Foundation, Series 2007A, 5.625%, 7/01/38
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,392,175
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,315	6.000%, 6/01/40	6/19 at 100.00	BB+	1,367,219
500	6.100%, 6/01/45	6/19 at 100.00	BB+	520,700
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/15 at 100.00	BBB–	1,150,989
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,410,228
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,248,600
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,825,775
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West	12/17 at 100.00	N/R	932,460
	Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
27,732	Total Arizona			29,677,451
	California – 16.0% (14.3% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	2,122,180
	Option Bond Trust 2985, 17.956%, 4/01/16 (IF)
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1,	9/25 at 100.00	N/R	1,045,090
	Series 2015A, 5.000%, 9/01/45
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,146,290
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	10/15 at 100.00	B–	1,813,789
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,875	20.190%, 11/15/40 (IF) (6)	11/21 at 100.00	AA–	3,234,000
1,250	19.200%, 5/15/31 (IF) (6)	11/21 at 100.00	AA–	2,054,850
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	18.063%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	330,540
1,000	18.058%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	1,322,060
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable	8/24 at 100.00	N/R	1,107,394
	Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,120,810
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA (5)	1,296,630
	2009, 8.500%, 11/01/39 (Pre-refunded 11/01/19)
1,970	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,156,795
	Corporation, Series 2012A, 7.000%, 6/01/47
275	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.650%,	9/15 at 100.00	Aa2 (5)	279,950
	11/01/35 (Pre-refunded 9/04/15) – AMBAC Insured (IF) (6)
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.770%, 3/01/18 –	No Opt. Call	AA	2,165,176
	AGM Insured (IF)
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB–	2,434,642
	University Medical Center, Series 2014A, 5.250%, 12/01/44
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist	10/19 at 100.00	BBB+	573,165
	Homes of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	12,600
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/23 at 100.00	N/R	1,042,690
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
1,670	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,808,193
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	586,830
	University, Series 2011A, 7.500%, 11/01/41
2,750	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project,	3/16 at 100.00	N/R	2,782,285
	Series 2004A, 7.750%, 3/01/34
1,250	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	1,387,975
	System, Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	646,624
	Option Bond Trust 3048, 17.663%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.815%, 11/15/38 (IF) (6)	5/18 at 100.00	AA–	936,770
1,000	18.892%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	1,274,920
1,900	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	N/R	1,956,677
	Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	A	2,057,980
	Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
1,340	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007,	9/15 at 102.00	N/R	1,356,804
	5.250%, 9/01/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A+	525,060
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.248%, 9/01/32 – AMBAC
	Insured (IF) (6)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/15 at 101.00	N/R	1,011,280
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,765	5.000%, 6/01/33	6/17 at 100.00	B	5,673,264
9,035	5.750%, 6/01/47	6/17 at 100.00	B	7,732,605
2,140	5.125%, 6/01/47	6/17 at 100.00	B	1,673,330
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,048,225
	Bonds, Series 2007A-2, 5.300%, 6/01/37
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/25 at 100.00	A+	1,213,709
	Bonds, Tender Option Bond Trust 2015-XF1038, 17.240%, 6/01/45 (IF) (6)
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aaa	3,065,160
	3253, 22.664%, 1/15/19 (IF) (6)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	10/15 at 100.00	N/R	1,000,350
1,000	5.000%, 8/01/35 – AMBAC Insured	10/15 at 100.00	N/R	1,000,130
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	167,208
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (5)	233,018
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	12/15 at 100.00	N/R	553,278
	6.000%, 6/01/35
500	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	538,965
	5.250%, 9/01/32
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,223,924
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 18.419%, 9/01/42 (IF) (6)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,771,883
	Airport, Tender Option Bond Trust 10-27B, 18.046%, 5/15/40 (IF) (6)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,239,290
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	A–	1,260,630
1,500	7.500%, 8/01/41	8/21 at 100.00	A–	1,896,285
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	3/16 at 102.00	N/R	478,817
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	625,885
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	397,587
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
625	5.250%, 11/01/21	11/20 at 100.00	Ba1	675,450
1,000	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,062,160
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA–	311,320
	17.998%, 8/01/37 – NPFG Insured (IF) (6)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,094,280
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	73,300
	8.000%, 11/01/18 (4)
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,473,360
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.394%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	1,360,770
2,015	18.496%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,715,176
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA	2,931,400
	Bond Trust 11780, 17.756%, 2/01/27 – AGM Insured (IF)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,247,923
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,255,190
4,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	4,267,919
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	3,180,840
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212, 17.250%,	3/17 at 100.00	AA	1,194,720
	9/01/30 – AGM Insured (IF) (6)
1,000	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,103,510
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,220,360
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	3/16 at 101.00	N/R	1,001,720
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	10/15 at 100.00	AA–	1,001,090
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	10/15 at 100.00	B–	1,519,768
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	815,393
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.170%,	5/23 at 100.00	AA	1,887,950
	5/15/39 (IF) (6)
101,088	Total California			108,777,191
	Colorado – 9.1% (8.1% of Total Investments)
989	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	989,386
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	2,032,560
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	2,003,960
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	774,908
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	1,001,730
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
2,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	2,433,637
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview	7/24 at 100.00	BB+	210,402
	Academy Project, Series 2014, 5.375%, 7/01/44
1,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,891,992
	Academy, Series 2007A, 5.700%, 5/01/37
1,825	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,914,827
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the	2/24 at 100.00	N/R	2,949,625
	Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,294,016
	Project, Series 2012, 6.750%, 6/01/32
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA–	1,092,900
	Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054, 18.779%,
	1/01/18 (IF)
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series	12/22 at 100.00	A	1,415,209
	2012, 5.000%, 12/01/32 (UB) (6)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	1,018,500
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
644	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	604,052
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	5,055,140
2,283	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,317,731
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,158,140
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	797,130
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,110,705
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,035,570
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	1,317,920
	NPFG Insured
1,023	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,123,663
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,000	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	1,008,460
	Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,060,010
1,080	6.000%, 12/01/38	12/24 at 100.00	N/R	1,140,858
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,069,574
	Series 2009A-1, 9.000%, 8/01/39
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/24 at 100.00	N/R	1,954,540
	Refunding & Improvement Series 2015, 6.125%, 12/01/44
985	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/17 at 100.00	N/R	963,980
	Series 2007A, 5.500%, 12/01/37
1,000	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General	12/20 at 100.00	N/R	1,000,210
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,291,588
	Series 2007, 6.750%, 1/01/34
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited	12/20 at 100.00	N/R	1,255,188
	Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	AA	5,129
	2007, 5.250%, 12/01/36 – RAAI Insured
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R	975,630
1,000	5.625%, 12/01/37	12/16 at 100.00	N/R	950,450
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding &	12/15 at 100.00	N/R	1,345,020
	Improvement Series 2006, 6.125%, 12/01/35 (8)
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	AA	505,675
	2007, 5.000%, 12/01/27 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,166,800
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,130,540
1,440	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,237,277
	Refunding Series 2007, 5.375%, 12/01/21
1,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	949,450
	Obligation Bonds, Series 2015A, 6.000%, 12/01/38
875	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	859,320
	Obligation Bonds, Series 2015B, 7.750%, 12/15/38
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	660,270
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (9)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,940,362
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
64,438	Total Colorado			62,014,034
	Connecticut – 0.8% (0.7% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,973,425
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
5,005	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	349,877
	2013A, 6.050%, 7/01/31 (4)
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	1/16 at 100.00	B–	935,580
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	1,278,480
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
9,505	Total Connecticut			5,537,362
	Delaware – 0.4% (0.3% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project,	3/25 at 100.00	N/R	2,468,900
	Series 2015A, 7.000%, 9/01/45
	District of Columbia – 0.7% (0.7% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	272,491
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,152,400
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	BBB	3,217,700
	23.063%, 10/01/37 (IF) (6)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	290,748
3,975	Total District of Columbia			4,933,339
	Florida – 13.8% (12.3% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces	No Opt. Call	N/R	1,765,395
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
885	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	837,750
	2006A, 5.125%, 5/01/38
1,930	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	2,027,832
	2012, 6.700%, 5/01/42
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	1,712,011
	2015, 5.375%, 5/01/45
1,035	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,086,895
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	984,875
	Project, Series 2013A, 6.125%, 11/01/33
960	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	990,374
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	11/19 at 100.00	BB+	2,957,202
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B1	707,707
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	10/15 at 100.00	AA–	1,434,110
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
1,000	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	1,003,960
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,328,260
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	1,005,460
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
995	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	1,002,443
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
900	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	972,180
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral	7/24 at 100.00	N/R	1,916,915
	Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	9/20 at 100.00	BB+	1,037,770
	Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/40
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,327,920
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,638,760
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,588,600
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	984,430
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
845	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds,	10/15 at 100.00	N/R	845,034
	Series 2005, 5.500%, 5/01/36
1,970	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special	5/24 at 100.00	N/R	1,988,932
	Assessment, Refunding Series 2014, 5.250%, 5/01/32
2,700	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,742,633
	2007A, 5.300%, 5/01/39
2,000	Industrial Development Board of the City of Selma, Florida, Environmental Improvement Revenue	No Opt. Call	N/R	1,994,600
	Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative
	Minimum Tax)
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,188,520
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	900,310
	2012A, 7.125%, 11/01/42
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	N/R	1,038,790
	Series 2012, 5.750%, 11/01/42
665	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	No Opt. Call	N/R	652,957
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,032,060
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB–	1,054,200
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.190%,	10/18 at 100.00	AA	1,379,120
	10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA	1,908,500
	11834, 18.035%, 10/01/33 – AGM Insured (IF)
1,880	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A,	5/16 at 100.00	N/R	1,894,984
	5.200%, 5/01/37
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of
	Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	704,078
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,577,931
1,510	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,518,018
	5.300%, 5/01/36
4,335	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	10/15 at 100.00	N/R	4,334,782
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	1,014,024
	6.000%, 5/01/37
450	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	480,132
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,855	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,938,716
	2004A-1, 6.250%, 5/01/36
990	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds,	11/25 at 100.00	N/R	975,398
	Series 2015, 5.400%, 11/01/45
975	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series	10/15 at 100.00	N/R	975,107
	2005, 5.350%, 5/01/36
1,190	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,223,725
	Series 2007, 6.750%, 5/01/38
1,095	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital	5/17 at 100.00	N/R	1,098,975
	Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	918,813
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,507,365
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	683,991
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	122,494
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (4)
735	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	686,659
	Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
90	6.375%, 5/01/17	No Opt. Call	N/R	89,514
535	5.250%, 5/01/39	5/17 at 100.00	N/R	535,947
2,355	6.650%, 5/01/40	5/17 at 100.00	N/R	2,388,606
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2,310,834
	2015-1, 0.000%, 5/01/40
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	1,202,440
	2015-2, 0.000%, 5/01/40
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	25
	2015-3, 6.610%, 5/01/40
4,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	10/15 at 100.00	N/R	4,472,995
	5.400%, 5/01/37
970	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	961,474
	2006, 5.250%, 5/01/37
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,154,290
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
1,000	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	1,000,120
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
975	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006,	10/15 at 100.00	N/R	975,049
	5.500%, 5/01/37
1,000	Windsor at Westside Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	997,630
	Assessment Bonds, Area 1 Project, Series 2015, 5.125%, 11/01/45
100,890	Total Florida			93,780,664
	Georgia – 1.6% (1.4% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,002,600
	Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48
920	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,069,390
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB	1,543,463
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	2,050,873
	Academy Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	1,003,290
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	1,008,350
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37
1,140	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	No Opt. Call	N/R	1,153,999
	Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
392	5.500%, 7/15/23	7/21 at 100.00	N/R	396,453
767	5.500%, 7/15/30	7/21 at 100.00	N/R	776,036
842	5.500%, 1/15/36	7/21 at 100.00	N/R	851,951
10,191	Total Georgia			10,856,405
	Guam – 0.6% (0.5% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	BB–	2,874,562
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
330	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	386,381
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	581,315
3,275	Total Guam			3,842,258
	Hawaii – 0.4% (0.4% of Total Investments)
875	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	884,573
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,889,530
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,530	Total Hawaii			2,774,103
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A–	646,900
	Option Bond Trust 1102, 16.575%, 3/01/47 – AGM Insured (IF) (6)
	Illinois – 9.7% (8.6% of Total Investments)
1,000	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	996,110
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project	12/24 at 100.00	BBB	883,650
	Series 2015C, 5.250%, 12/01/39
1,813	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,815,333
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,665	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	10/15 at 100.00	N/R	1,924,103
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	BBB+	979,020
	5.500%, 1/01/37
900	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A,	1/24 at 100.00	BBB+	876,888
	5.250%, 1/01/30
1,500	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	1,445,355
3,500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	3,714,164
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	2,478,093
	8.250%, 7/01/41
1,000	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding	3/24 at 100.00	AA	1,066,030
	Series 2014, 5.000%, 3/01/35 – AGM Insured
635	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	10/15 at 100.00	BBB–	635,660
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	3,390,287
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,057,730
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
500	7.750%, 5/15/30	5/20 at 100.00	N/R	566,495
1,625	8.000%, 5/15/46	5/20 at 100.00	N/R	1,848,584
3,055	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	3,196,751
	5.000%, 9/01/42
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,180,102
	5.625%, 1/01/37
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	500,420
	2006A, 5.000%, 4/01/31
1,500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,634,370
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,009,450
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	3,278,500
	4702, 20.416%, 11/15/37 (IF) (6)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,514,974
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (5)	1,940,416
	8/01/37 (Pre-refunded 8/01/17)
165	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	176,067
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	2,454,840
3,850	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	4,744,547
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust
	2015-XF0121:
250	21.809%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	428,470
1,685	21.793%, 2/15/35 – AGM Insured (IF) (6)	8/21 at 100.00	AA	2,886,995
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance	10/15 at 100.00	Caa2	5,568,259
	Illinois IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A–	202,002
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	529,848
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (10)
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CC	1,685,460
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25 (11)	1/16 at 100.00	D	83,163
1,175	5.250%, 1/01/36 (11)	1/16 at 100.00	D	342,865
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	132,254
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	942,472
	2010, 6.000%, 6/01/28
1,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	1,054,330
	7.000%, 12/01/33
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	1,215,320
	Inc., Series 2013, 7.125%, 11/01/43
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	783,878
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
953	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	957,927
	Series 2006, 6.000%, 3/01/36
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	537,027
	Revenue Bonds, Series 2007, 6.000%, 1/01/26 (4)
1,103	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project,	3/16 at 102.00	N/R	1,091,882
	Series 2006, 6.000%, 3/01/36
64,680	Total Illinois			65,750,091
	Indiana – 3.5% (3.1% of Total Investments)
5,860	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	1/16 at 100.00	N/R	5,887,131
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,781,060
	Bond Trust 10-77W, 18.590%, 4/01/30 – AMBAC Insured (IF) (6)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A	2,057,450
	Guaranteed, Tender Option Bond Trust 2015-XF0115, 17.892%, 4/15/18 (IF) (6)
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	2,042,700
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	BBB+	537,810
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender
	Option Bond Trust 2015-XF0106:
1,290	17.858%, 6/01/32 (IF) (6)	12/20 at 100.00	AA	1,819,003
1,250	18.852%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	1,848,300
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,189,000
	Health, Tender Option Bond Trust 2015-XF0090, 17.820%, 5/15/33 (IF)
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,112,590
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/18 at 100.00	N/R	1,040,870
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	259,405
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	4,208,963
20,450	Total Indiana			23,784,282
	Iowa – 1.2% (1.1% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,020,860
	5.500%, 7/01/25
2,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	2,619,344
	Series 2012, 4.750%, 8/01/42
2,215	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	2,414,859
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	10/15 at 100.00	B+	864,870
1,220	5.625%, 6/01/46	10/15 at 100.00	B+	1,071,209
8,005	Total Iowa			7,991,142
	Kentucky – 0.2% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	568,325
	Medical Health System, Series 2010A, 6.000%, 6/01/30
1,000	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments	5/25 at 100.00	N/R	1,000,270
	Project, Series 2015, 5.625%, 5/01/45
1,500	Total Kentucky			1,568,595
	Louisiana – 4.2% (3.8% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,577,574
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	9,365,809
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
915	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R (5)	969,909
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	(Pre-refunded 6/01/16)
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
7,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,513,600
1,115	6.000%, 12/15/37	10/15 at 100.00	N/R	615,815
100	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	55,230
	Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB+	596,445
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.405%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,178,340
750	20.393%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,178,070
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	1,121,590
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,261,300
	Project, Series 2011A, 7.750%, 12/15/31
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,448,972
	Foundation Project, Series 2013A, 8.125%, 12/15/33
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana	No Opt. Call	N/R	2,004,300
	Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax)
29,090	Total Louisiana			28,886,954
	Maine – 0.5% (0.4% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	10/15 at 100.50	Baa2	3,174,529
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 0.6% (0.6% of Total Investments)
1,210	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,233,643
	9/01/39 – SYNCORA GTY Insured
3,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,680,000
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,400,000
	Center, Series 2006B, 5.250%, 12/01/31
6,710	Total Maryland			4,313,643
	Massachusetts – 0.1% (0.1% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	10/15 at 100.00	Caa3	74,238
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4) (7)
419	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	10/15 at 103.00	D	23,450
	Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (7)
333	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	10/15 at 17.46	D	18,668
	Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (7)
475	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	10/15 at 103.00	D	26,580
	Services Inc., Series 2012C, 0.000%, 2/15/43 (4), (7)
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/16 at 100.00	N/R	481,478
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,797	Total Massachusetts			624,414
	Michigan – 3.4% (3.0% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
900	5.500%, 5/01/21	11/15 at 100.00	B–	873,279
10	5.500%, 5/01/21 – ACA Insured	10/15 at 100.00	B–	9,703
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,285,239
	5.250%, 11/01/35
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	10/15 at 100.00	N/R	87,291
116	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured	10/15 at 100.00	N/R	116,274
477	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	A–	475,878
	General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/22 – SYNCORA GTY Insured
634	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	A–	633,883
	General Obligation Bonds, Series 2014G-5A, 5.250%, 4/01/19 – AMBAC Insured
2,210	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	2,398,469
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/32 –
	NPFG Insured
970	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BB–	843,192
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	B–	910,290
	Academy Project, Series 2011, 8.000%, 7/15/41
1,670	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,696,453
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,004,460
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	1,002,110
	Public School Academy, Series 2007, 5.000%, 9/01/36
895	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	896,146
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,535,925
	Series 2005A, 6.750%, 11/15/38
985	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	945,994
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
940	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	955,143
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
905	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton	No Opt. Call	N/R	930,548
	Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative
	Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,221,330
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30	11/15 at 100.00	BB	996,840
500	5.500%, 11/01/35	11/15 at 100.00	BB	487,445
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	500,975
22,300	Total Michigan			22,806,867
	Minnesota – 0.6% (0.5% of Total Investments)
1,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	968,170
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/15 at 100.00	BBB– (5)	3,049,620
	Inc., Series 2005, 6.000%, 11/15/35 (Pre-refunded 11/15/15)
4,000	Total Minnesota			4,017,790
	Mississippi – 0.3% (0.3% of Total Investments)
747	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	751,810
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,136,460
	Project, Series 2008A, 6.500%, 9/01/32
1,747	Total Mississippi			1,888,270
	Missouri – 2.0% (1.8% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,117,900
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	2,114,320
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	6,032,275
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (6)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/18 at 100.00	N/R	1,081,223
	2007A, 5.350%, 6/15/32
970	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,006,870
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,678	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/16 at 100.00	N/R	1,609,655
	Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/15 at 100.00	N/R	681,221
	Projects, Series 2007A, 6.000%, 3/27/26
13,415	Total Missouri			13,643,464
	Nebraska – 1.6% (1.4% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	10,983,515
	City 2, Tender Option Bond Trust 11673, 20.534%, 8/01/40 – BHAC Insured (IF)
	Nevada – 0.9% (0.8% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	Aa1	3,401,900
	Tender Option Bond Trust Series 2010-11836, 18.155%, 6/01/16 (IF)
500	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series	9/15 at 100.00	N/R	490,690
	2006, 5.125%, 9/01/19
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
660	6.500%, 6/15/20	6/18 at 100.00	B1	711,031
1,500	6.750%, 6/15/28	6/18 at 100.00	B1	1,613,670
5,160	Total Nevada			6,217,291
	New Jersey – 2.3% (2.0% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	2,286,837
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	1,765,966
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,108,700
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (5)	741,102
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,393,596
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
1,000	6.000%, 7/01/18	No Opt. Call	BBB–	1,063,030
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,228,820
815	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	885,269
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
14,295	Total New Jersey			15,473,320
	New Mexico – 0.9% (0.8% of Total Investments)
395	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation	9/15 at 43.19	N/R	47,380
	Taxable Series 2015D, 0.000%, 9/01/32
75	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	74,122
	2015A, 5.900%, 9/01/32
330	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	291,859
	2015B, 0.000%, 9/01/32
435	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	365,604
	2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,288,360
	Bonds, Series 2013, 7.250%, 10/01/43
460	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	471,578
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,013,568
	Project, Series 2010A, 5.875%, 7/01/30
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	1,080,792
	Series 2014, 6.750%, 10/01/33
1,575	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	1,571,803
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40
6,465	Total New Mexico			6,205,066
	New York – 3.0% (2.7% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,160,300
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,000	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of	11/24 at 100.00	BB	1,052,650
	New York, Series 2014, 5.500%, 11/01/44
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
485	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	503,585
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,068,350
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,071,080
1,000	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,065,980
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (12)	10/17 at 100.00	N/R	540,000
5,000	5.875%, 10/01/46 (13)	10/17 at 102.00	N/R	1,793,750
650	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	639,698
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
380	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R (5)	402,960
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23 (Pre-refunded 7/01/16)
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	762,580
	Consolidated Bonds, Tender Option Bonds Trust 1190, 17.950%, 12/15/41 (IF) (6)
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,125,359
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44
1,375	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America	1/20 at 100.00	A–	1,553,393
	Tower at One Bryant Park Project, Second Priority Refunding Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.495%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	362,380
625	18.495%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	905,950
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	618,319
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
22,295	Total New York			20,626,334
	North Carolina – 0.9% (0.8% of Total Investments)
940	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,369,918
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.132%, 1/15/19 (IF)
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/16 at 100.00	N/R	1,001,860
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,066,540
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,066,540
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,702,378
	2008, Tender Option Bond Trust 2015-XF0095, 26.970%, 10/01/36 (IF)
4,900	Total North Carolina			6,207,236
	Ohio – 4.1% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,500	5.875%, 6/01/30	6/17 at 100.00	B–	3,725,505
5,875	5.750%, 6/01/34	6/17 at 100.00	B–	4,690,248
3,000	5.875%, 6/01/47	6/17 at 100.00	B	2,413,530
3,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	2,967,465
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center	12/22 at 100.00	N/R	1,507,350
	Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43
1,870	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	5/16 at 100.00	BBB+	1,873,029
	Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
2,000	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	2,187,820
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,459,802
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	AA–	1,899,350
	Obligated Group, Tender Option Bond Trust 2015-XF0105, 19.798%, 1/01/17 (IF)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/16 at 100.00	B–	2,999,970
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	2,008,560
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
	(WI/DD, Settling 8/03/15)
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	30,660
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
35,720	Total Ohio			27,763,289
	Oklahoma – 0.5% (0.4% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,365,880
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
920	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	933,653
	7.000%, 1/01/35
2,920	Total Oklahoma			3,299,533
	Pennsylvania – 2.3% (2.1% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	558,595
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
885	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	895,133
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,042,940
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,464,426
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA (5)	326,074
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.359%,
	8/01/38 (Pre-refunded 8/01/20) (IF) (6)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/15 at 100.00	B–	4,114,835
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/15 at 100.00	AA+	1,142,280
	Trust 4657, 16.482%, 10/01/29 (IF) (6)
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R	2,749,750
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BB+	527,320
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BB+	1,060,260
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B,
	6.250%, 7/01/23
770	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	807,553
14,865	Total Pennsylvania			15,689,166
	Rhode Island – 0.3% (0.3% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	1,142,580
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A,	12/17 at 100.00	A	1,066,030
	6.750%, 12/01/28 (Alternative Minimum Tax)
2,000	Total Rhode Island			2,208,610
	South Carolina – 0.7% (0.6% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	1,200,320
	Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,043,378
	Series 2007B, 7.700%, 11/01/17 (4)
1,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/24 at 100.00	N/R	1,081,440
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,498,475
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,727	Total South Carolina			4,823,613
	Tennessee – 1.6% (1.5% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,449,190
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,910,733
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	706,631
	Rutland Place, Series 2007A, 6.300%, 7/01/37 (4)
9,989	Total Tennessee			11,066,554
	Texas – 6.7% (6.0% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,068,340
	Series 2006B, 5.750%, 1/01/34
385	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/16 at 100.00	N/R	389,351
	Series 2001C, 9.750%, 1/01/26
4,004	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	240,300
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District	9/22 at 103.00	N/R	1,018,720
	Phase 1 Project, Series 2014, 7.000%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	BBB–	1,202,510
250	6.000%, 1/01/41	1/21 at 100.00	BBB	286,895
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,240,700
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,140,300
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BBB– (5)	3,277,737
	Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	541,571
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,159,620
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/15 at 100.00	BB+	586,041
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
940	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	959,261
	6.000%, 2/15/36
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	7/25 at 100.00	BB–	1,037,630
	Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)
3,875	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	4,103,625
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,339,350
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	No Opt. Call	BBB–	1,023,520
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/44
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	3,865,950
	11946, 20.100%, 9/01/19 (IF)
335	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3 (5)	373,967
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	No Opt. Call	N/R	1,879,580
	Home Inc., Series 2012, 7.000%, 12/15/32
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	10/15 at 100.00	C	115,000
	LLC Project, Series 2003B, 6.150%, 8/01/22 (4)
4,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	4,313,920
	2012, 5.000%, 12/15/31
2,810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	3,299,109
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,196,460
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,374,889
900	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	10/15 at 100.00	BB	873,045
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB–	638,688
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/15 at 100.00	C	19,550
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)
46,514	Total Texas			45,565,629
	Utah – 1.8% (1.6% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,265	6.250%, 6/15/28	6/17 at 100.00	N/R	1,298,523
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,464,434
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,830,473
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy	5/21 at 100.00	N/R	2,244,409
	High School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,714,336
	2007A, 5.800%, 6/15/38
11,915	Total Utah			12,552,175
	Vermont – 0.2% (0.2% of Total Investments)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Ba1	1,194,697
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	473,512
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.7% (0.6% of Total Investments)
799	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/16 at 100.00	N/R	515,874
	Series 2003B, 6.250%, 3/01/18 (14)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	10/15 at 100.00	BB–	1,003,160
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	3,091,754
	Revenue Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	114,543
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	141,023
11,429	Total Virginia			4,866,354
	Washington – 3.1% (2.7% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	756,300
	Services Project, Tender Option Bond Trust 11-14W-B, 19.453%, 6/01/39 (IF) (6)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,691,086
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.453%, 6/01/34 (IF) (6)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,648,096
1,000	King County Public Hospital District 4, Washington, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	987,830
	Snoqualmie Valley Hospital, Refunding Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue	6/17 at 100.00	N/R	1,019,790
	Bonds, Series 2007, 5.600%, 6/01/37 (Alternative Minimum Tax)
370	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/16 at 100.00	N/R	372,083
	Series 2013, 5.750%, 4/01/43
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	9,272,249
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	16,071
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	1,085,470
	Project, Series 2012A, 6.750%, 10/01/47
18,900	Total Washington			20,848,975
	West Virginia – 0.4% (0.4% of Total Investments)
1,472	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,542,788
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
900	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	910,764
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	512,690
	Financing District, Series 2007A, 5.850%, 6/01/34
2,872	Total West Virginia			2,966,242
	Wisconsin – 3.2% (2.9% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	33,161
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	2,052,440
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,797,989
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R	848,003
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	4/25 at 100.00	BB–	1,050,343
	Series 2015, 5.875%, 4/01/45
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,336,200
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 18.912%, 4/01/17 (IF) (6)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,247,270
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,606,470
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,641,960
	Healthcare System, Series 2006, Trust 2187, 17.000%, 8/15/34 (IF)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,388,240
	North Carolina, Series 2012A, 8.625%, 6/01/47
20,565	Total Wisconsin			22,002,076
$ 760,874	Total Municipal Bonds (cost $697,407,278)			753,328,408

Shares	Description (1)	Value
	COMMON STOCKS – 1.3% (1.2% of Total Investments)

	Airlines – 1.3% (1.2% of Total Investments)
227,514	American Airlines Group Inc. (15)	$ 9,123,311
	Total Common Stocks (cost $6,316,916)	9,123,311

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 27	Las Vegas Monorail Company, Senior Interest Bonds (7), (16)	5.500%	7/15/19	N/R	$ 4,879
7	Las Vegas Monorail Company, Senior Interest Bonds (7), (16)	5.500%	7/15/55	N/R	964
$ 34	Total Corporate Bonds (cost $3,072)				5,843
	Total Long-Term Investments (cost $703,727,266)				762,457,562
	Floating Rate Obligations – (2.0)%				(13,280,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (12.8)% (17)				(87,000,000)
	Other Assets Less Liabilities – 2.7%				18,427,225
	Net Assets Applicable to Common Shares – 100%				$ 680,604,787

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$752,581,420	$746,988	$753,328,408
Common Stocks	9,123,311	—	—	9,123,311
Corporate Bonds	—	—	5,843	5,843
Total	$9,123,311	$752,581,420	$752,831	$762,457,562

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $690,106,407.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 92,703,809
Depreciation	(33,632,633)
Net unrealized appreciation (depreciation) of investments	$ 59,071,176

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On July 28, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.125%
to 3.675%.
(9)	On June 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security's interest rate of accrual from 7.250% to
1.813%. On May 7, 2015, the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(10)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
7.125% to 5.700%.
(11)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250%
to 2.100%.
(12)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(13)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(14)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
6.250% to 4.688%.
(15)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the
5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(16)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income for either senior interest corporate bond.
(17)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 11.4%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015